Directors and senior management - Summary of Directors and Senior Management Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 774	$ 732	$ 700
Total	14,079	14,572	14,565
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	39	33	31
Retirement benefits	2	2	2
Share-based compensation	14	11	17
Termination and related amounts	4	0	7
Total	$ 59	$ 46	$ 57